Pension and Other Postretirement Benefits - Schedule of Allocation of Plan Assets (Detail)	12 Months Ended
Dec. 31, 2014
Equity securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Investment percentage range, minimum	59.00%
Investment percentage range, maximum	71.00%
Debt securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Investment percentage range, minimum	31.00%
Investment percentage range, maximum	37.00%
Other [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Investment percentage range, maximum	5.00%